VOYA EQUITY TRUST

Voya Large-Cap Growth Fund

(the “Fund”)

Supplement dated April 12, 2018

to the Fund’s Class A, Class C, Class I, Class R, and Class W Prospectus,

Class R6 Prospectus, Class T Prospectus, and Summary Prospectuses,

(each a “Prospectus” and collectively the “Prospectuses”),

and related Statement of Additional Information (the “SAI”),

each dated September 29, 2017

to the Fund’s Class P3 Prospectus and Summary Prospectus (each a “Prospectus”)

and related Statement of Additional Information (the “SAI”),

each dated February 9, 2018

Effective May 1, 2018, Christopher F. Corapi will no longer serve as a portfolio manager for the Fund. Effective May 1, 2018, the Fund’s Prospectuses and SAI are hereby revised as follows:

1.	All references to Christopher F. Corapi as a portfolio manager for the Fund are hereby deleted in their entirety.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Jeffrey Bianchi, CFA	Michael Pytosh
Portfolio Manager (since 01/09)	Portfolio Manager (since 04/12)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE